OTHER DEPOSIT	12 Months Ended
Jun. 30, 2023
OTHER DEPOSIT

10. OTHER DEPOSIT

On November 7, 2019, the Company advanced CDN $408,840 (US $300,000) to a non-arm’s length party in exchange for Promissory Note C (the “Joint Forces Deposit”).

On October 12, 2020, the Company entered into a settlement agreement (the “Settlement”), settling the outstanding Joint Forces Deposit for a payment term over 2 years for a total of $460,626 (US $338,000). Accordingly, the Joint Forces Deposit was determined to be a financial instrument and recorded at amortized cost. The initial carrying amount of the financial asset was determined by discounting the stream of future payments of interest and principal at a market interest rate of 8% which is estimated to be the lending rate available to the Company for similar instruments.

During the year ended June 30, 2023, the Company received payments of $53,059 (US $40,000) (2022 - $231,948 (US $180,000)).

The outstanding balance of the Joint Forces Deposit amounted to $52,960 as at June 30, 2023 (June 30, 2022 – $100,220). Interest income in relation to the Joint Forces Deposit amounted to $2,944 during the year ended June 30, 2023 (June 30, 2022 – $19,056; June 30, 2021 – $28,939).